RECLASSIFICATION OF EXPENSES (Details)	12 Months Ended
Mar. 31, 2021 CAD ($)
Reclassification of costs from general and administration expenses to patient services
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	$ 657,864
Reclassification of costs from from listing expenses to external services
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	504,578
Reclassification of costs from listing expenses to research and development
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	96,568
Reclassification of costs from listing expenses to sales and marketing
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	56,718
Reclassification of costs from listing expenses to general and administration
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	$ 10,000